Material Accounting Policies (Details) R$ in Thousands	12 Months Ended
Jun. 30, 2026 BRL (R$)
Material Accounting Policies [Line Items]
Income tax rate percentage	25.00%
Social contribution tax rate	9.00%
Taxable profit percentage	9.00%
Income tax amount	R$ 240
Bottom of Range [Member]
Material Accounting Policies [Line Items]
Income tax rate percentage	10.00%
Gross revenue percentage	8.00%
Top of Range [Member]
Material Accounting Policies [Line Items]
Income tax rate percentage	15.00%
Taxable profit percentage	30.00%
Gross revenue percentage	12.00%